Note 17 - Fair Value Disclosure Measurements (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value, Assets Measured on Recurring Basis [Table Text Block]
		December 31, 2012

(Dollar amounts in thousands)	Level I	Level II	Level III	Total

Assets measured on a recurring basis:
U.S. government agency securities	$-	$24,960	$-	$24,960
Obligations of states and political subdivisions	-	92,596	-	92,596
Mortgage-backed securities in government- sponsored entities	-	71,102	-	71,102
Private-label mortgage-backed securities	-	5,064	-	5,064
Total debt securities	-	193,722	-	193,722
Equity securities in financial institutions	5	745	-	750
Total	$5	$194,467	$-	$194,472
		December 31, 2011

	Level I	Level II	Level III	Total

Assets measured on a recurring basis:
U.S. government agency securities	$-	$31,933	$-	$31,933
Obligations of states and political subdivisions	-	88,400	-	88,400
Mortgage-backed securities in government- sponsored entities	-	65,573	-	65,573
Private-label mortgage-backed securities	-	7,321	-	7,321
Total debt securities	-	193,227	-	193,227
Equity securities in financial institutions	5	745	-	750
Total	$5	$193,972	$-	$193,977

Fair Value, Assets and Liabilities Measured on Nonrecurring Basis, Valuation Techniques [Table Text Block]
		December 31, 2012

(Dollar amounts in thousands)	Level I	Level II	Level III	Total

Assets measured on a non-recurring basis:
Impaired loans	$-	$-	$17,600	$17,600
Other real estate owned	-	-	1,846	1,846
		December 31, 2011

	Level I	Level II	Level III	Total

Assets measured on a non-recurring basis:
Impaired loans	$-	$-	$13,581	$13,581
Other real estate owned	-	-	2,196	2,196

Fair Value Inputs, Assets, Quantitative Information [Table Text Block]
	Quantitative Information about Level III Fair Value Measurements
(unaudited, in thousands)	Estimate	Valuation Techniquest	Unobservable Input	Range (Weighted Average)
December 31, 2012
Impaired loans	$17,600	Appraisal of collateral (1)	Appraisal adjustments (2)	20.0%	to	-68.0%	(-32.4%)
			Liquidation expenses (2)	0.3%	to	-45.8%	(-2.1%)
Other real estate owned	$1,846	Appraisal of collateral (1), (3)

Fair Value, by Balance Sheet Grouping [Table Text Block]
	December 31, 2012
	Carrying Value	Level I	Level II	Level III	Total Fair Value
	(in thousands)
Financial assets:
Cash and cash equivalents	$45,346	$45,346	$-	$-	$45,346
Investment securities
Available for sale	194,472	5	194,467	-	194,472
Net loans	400,654	-	-	390,206	390,206
Bank-owned life insurance	8,536	8,536	-	-	8,536
Federal Home Loan Bank stock	1,887	1,887	-	-	1,887
Accrued interest receivable	2,163	2,163	-	-	2,163

Financial liabilities:
Deposits	$593,335	$396,582	$-	$196,122	$592,704
Short-term borrowings	6,538	6,538	-	-	6,538
Other borrowings	12,970	-	-	13,337	13,337
Accrued interest payable	492	492	-	-	492
	December 31, 2011
	Carrying Value	Level I	Level II	Level III	Total Fair Value
	(in thousands)
Financial assets:
Cash and cash equivalents	$34,390	$34,390	$-	$-	$34,390
Investment securities
Available for sale	193,977	5	193,972	-	193,977
Net loans	395,061	-	-	382,542	382,542
Bank-owned life insurance	8,257	8,257	-	-	8,257
Federal Home Loan Bank stock	1,887	1,887	-	-	1,887
Accrued interest receivable	2,234	2,234	-	-	2,234

Financial liabilities:
Deposits	$580,962	$362,029	$-	$225,149	$587,178
Short-term borrowings	7,392	7,392	-	-	7,392
Other borrowings	16,831	-	-	17,327	17,327
Accrued interest payable	645	645	-	-	645